Pay vs Performance Disclosure ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 USD ($)	Feb. 28, 2026 JPY (¥)	Feb. 28, 2025 JPY (¥)	Feb. 29, 2024 JPY (¥)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ 10,270	¥ 1,602,600	¥ 1,330,618	¥ 1,370,634